CURRENT RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Current Receivables, Other Current Assets, And Deposits in FCA Group Cash Management Pools [Abstract]
CURRENT RECEIVABLES AND OTHER CURRENT ASSETS
CURRENT RECEIVABLES AND OTHER CURRENT ASSETS

	At December 31,
	2018	2017
	(€ thousand)
Trade receivables	211,399	239,410
Receivables from financing activities	878,496	732,947
Current tax receivables	128,234	6,125
Other current assets	64,295	45,441
Total	1,282,424	1,023,923

Trade receivables
The following table sets forth a breakdown of trade receivables by nature:

	At December 31,
	2018	2017
	(€ thousand)
Trade receivables due from:
Dealers	64,739	48,166
FCA Group companies	47,882	75,245
Sponsorship and commercial activities	43,500	30,058
Brand activities	26,247	33,283
Other	29,031	52,658
Total	211,399	239,410

Trade receivables due from dealers relate to receivables for the sale of cars across the dealer network and are generally settled within 30 to 40 days from the date of invoice.
Trade receivables due from FCA Group companies mainly relate to the sale of engines and car bodies to Maserati S.p.A. and Officine Maserati Grugliasco S.p.A. (together “Maserati”) which are controlled by the FCA Group. For additional information, see Note 29.
Trade receivables due from sponsorship and commercial activities mainly relate to amounts receivable from sponsorship agreements and commercial activities relating to the Group’s participation in the Formula 1 World Championship. Trade receivables due from brand activities relate to amounts receivable for licensing and merchandising activities.
The Group is not exposed to concentration of third party credit risk.
The following table sets forth a breakdown of trade receivables by currency:

	At December 31,
	2018	2017
	(€ thousand)
Trade receivables denominated in:
Euro	128,396	172,492
U.S. Dollar	68,410	53,618
Pound Sterling	3,440	2,915
Chinese Yuan	1,777	2,947
Japanese Yen	1,571	3,151
Other	7,805	4,287
Total	211,399	239,410

Trade receivables are shown net of an allowance for doubtful accounts determined on the basis of insolvency risk and historical experience, adjusted for forward-looking factors specific to the receivables and economic environment. Accruals to the allowance for doubtful accounts are recorded in selling, general and administrative costs in the consolidated income statement. Changes in the allowance for doubtful accounts of trade receivables during the year were as follows:

	2018	2017
	(€ thousand)
At January 1,	21,993	19,174
Provision	2,737	3,231
Use and other changes	(384)	(412)
At December 31,	24,346	21,993

Receivables from financing activities
Receivables from financing activities are as follows:

	At December 31,
	2018	2017
	(€ thousand)
Client financing	851,209	704,014
Dealer financing	27,287	28,933
Total receivables from financing activities	878,496	732,947

Receivables from financing activities are shown net of an allowance for doubtful accounts determined on the basis of insolvency risks, adjusted for forward-looking factors specific to the receivables and economic environment. Accruals to the allowance for doubtful accounts are recorded in cost of sales in the consolidated income statement. Changes in the allowance for doubtful accounts of receivables from financing activities during the year are as follows:

	2018	2017
	(€ thousand)
At January 1,	6,948	11,556
Provision	2,687	3,530
Use and other changes	(3,178)	(8,138)
At December 31,	6,457	6,948

Client financing
Client financing relates to financing provided by the Group to Ferrari clients to finance their car acquisition. During 2018 the average contractual duration at inception of such contracts was approximately 67 months and the weighted average interest rate was approximately 5.7 percent (approximately 5.1 percent in 2017). Receivables for client financing are generally secured on the titles of cars or other personal guarantees.
Client financing relates entirely to financial services activities in the United States and is denominated in U.S. Dollars.
Dealer financing
The Group provides dealer financing in the United States. Receivables for dealer financing are typically generated by sales of cars managed under dealer network financing programs as a component of the portfolio of financial services activities. In 2018 these receivables were interest bearing at a rate between 4.1 percent and 7.0 percent (between 3.3 percent and 6.0 percent in 2017), with the exception of an initial limited, non-interest bearing period. The contractual terms governing the relationships with the dealer network may vary, although payment terms generally range from 1 to 6 months. Receivables on dealer financing are generally secured by the title of the car or other collateral.
Current tax receivables
The increase in current tax receivables primarily related to the Patent Box benefit.
Other current assets
Other current assets are as follows:

	At December 31,
	2018	2017
	(€ thousand)
Prepayments	35,758	27,980
Italian and foreign VAT credits	20,466	11,988
Due from personnel	803	959
Security deposits	806	1,014
Other receivables	6,462	3,500
Total other current assets	64,295	45,441

At December 31, 2018, the Group had provided guarantees through third parties amounting to €133,175 thousand (€132,014 thousand at December 31, 2017), principally to banks and relevant tax authorities in relation to (i) a U.S. Dollar denominated credit facility of FFS Inc, (ii) the validity of value added tax (“VAT”) and duties for which the Group requested reimbursement from the relevant tax authorities, (iii) the VAT related to temporary import of classic cars for restoration activities which would become due if the car is not exported.
The analysis of current receivables and other current assets by due date (excluding prepayments) is as follows:

	At December 31, 2018
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	174,627	—	—	36,772	211,399
Receivables from financing activities	172,049	600,615	52,032	53,800	878,496
Client financing	144,762	600,615	52,032	53,800	851,209
Dealer financing	27,287	—	—	—	27,287
Current tax receivables	127,573	661	—	—	128,234
Other current receivables	28,036	494	7	—	28,537
Total	502,285	601,770	52,039	90,572	1,246,666

	At December 31, 2017
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	207,074	—	—	32,336	239,410
Receivables from financing activities	144,621	529,489	46,894	11,943	732,947
Client financing	134,972	513,079	44,020	11,943	704,014
Dealer financing	9,649	16,410	2,874	—	28,933
Current tax receivables	5,667	458	—	—	6,125
Other current receivables	16,767	682	7	5	17,461
Total	374,129	530,629	46,901	44,284	995,943

Receivables from financing activities at December 31, 2018 and 2017 relate entirely to the financial services portfolio in the United States and are generally secured on the titles of cars or other guarantees.